Intangible Assets Not Subject to Amortization (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Indefinite-lived Intangible Assets by Segment [Line Items]
Gross carrying amount	$ 683	¥ 56,000	¥ 97,000